Shareholder Report, Line Graph (Details) 190990_Buffalo Flexible Allocation Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 01, 2019	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Buffalo Flexible Allocation Fund Institutional Class
Accumulated Value	$ 436,247	$ 414,375	$ 346,445	$ 349,167	$ 281,582	$ 199,488	$ 250,000	$ 494,264
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	$ 499,505	$ 465,873	$ 360,323	$ 394,141	$ 352,149	$ 216,670	$ 250,000	$ 589,843